Insurance service result	6 Months Ended
Jun. 30, 2026
Insurance service result [abstract]
Insurance service result
4 Insurance service result

1H 2026	1H 2025	1

Insurance revenue

Expected insurance claims and expenses	3,396	3,698

Earnings released from CSM	391	387

Release of risk adjustment	118	127

Recovery of acquisition cash flows	275	273

Other	6	18

Contracts measured under Non-PAA	4,186	4,503

Contracts measured under the PAA	61	56

Total Insurance revenue	4,247	4,558

Insurance service expenses

Incurred claims and expenses	(3,344)	(4,074)

Onerous contract losses (and reversals)	(880)	(624)

Amortization of acquisition cash flows	(275)	(273)

Contracts measured under Non-PAA	(4,499)	(4,972)

Contracts measured under PAA	(66)	(61)

Total Insurance service expenses	(4,565)	(5,033)

Net income / (expenses) on reinsurance held

Assumption changes that adjust underlying onerous contracts	185	14

Experience adjustments that adjust underlying onerous contracts	265	259

CSM recognized for service received	(18)	(3)

Release of risk adjustment	(35)	(38)

Experience adjustments on current service	(26)	355

Gain on retrospective reinsurance for incurred claims	1	1

Reversals of loss recovery component from onerous underlying contracts	1	-

Contracts measured under Non-PAA	372	588

Contracts measured under PAA	-	-

Net income / (expenses) on reinsurance held	372	588

Insurance service result	54	113

1	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.
The following table shows the revenue recognized on insurance contracts by transition method. Other contracts comprise contracts transitioned under the full retrospective approach and contracts issued after the transition to IFRS 17.

Revenue recognized on insurance contracts in-force	1H 2026	1H 2025 1

Transitioned under the modified retrospective approach	191	234

Transitioned under the fair value approach	3,451	3,814

Other contracts	605	510

Total revenue recognized on insurance contracts	4,247	4,558

1	1H 2025 figures are restated as Aegon UK is classified as discontinued operations.